U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

--------------------------------------------------------------------------------
1.        Name  and  address  of  issuer:  MFS  Government  Securities  Fund
          500 Boylston Street
          Boston, MA 02116
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): X
--------------------------------------------------------------------------------
3.        Investment Company Act File  Number:  811-3327
          Securities Act File Number:             2-74959
--------------------------------------------------------------------------------
4(a).     Last day of fiscal year for which this notice is filed:
          February  28, 2001
--------------------------------------------------------------------------------
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
--------------------------------------------------------------------------------
4(c).     Check box if this is the last  time the  issuer  will be  filing  this
          Form.
--------------------------------------------------------------------------------
5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                  $506,726,278
          during the fiscal year pursuant to                       _____________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                   $463,493,718
          or repurchased during the fiscal year:                   _____________

  (iii)   Aggregate price of securities redeemed or                $
          repurchased during any prior fiscal year                 _____________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items            $463,493,718
          5(ii) and 5(iii)]:                                       _____________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)       $ 43,232,560
          [subtract  Item 5(iv)from Item5(i)]:                     _____________

   (vi)   Redemption credits available for use in future           $
          years -if Item 5(i) is less than item 5(iv)[subtract     _____________
          Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee              x     0.00025
          (See Instruction C.9):                                   _____________

 (viii)   Registration fee due [multiply item 5(v) by Item       = $   10,808.14
          5 (vii)] (enter "0" if no fee is due):                   _____________
--------------------------------------------------------------------------------
6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          ____________.
--------------------------------------------------------------------------------
7.        Interest due - if this Form is being filed more than
          90 days after the end of the issuer's fiscal
          year (see Instruction D):                              + $___________
--------------------------------------------------------------------------------
8.        Total of the amount of the registration fee due plus   = $   10,808.14
          any interest due [line 5(viii) plus line 7]:             _____________
--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 04/25/01
          Method of Delivery -  Wire Transfer

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*/s/ JAMES R. BORDEWICK, JR., ASSISTANT CLERK and
                                ASSISTANT SECRETARY
                              --------------------------------------------------
                              James R. Bordewick, Jr., Assistant Clerk and
                                Assistant Secretary
-------------------------------------------------------------------------------

Date: May 22, 2001
      ------------

*Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------








                                        May 22, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: Rule 24f-2 Notice for MFS Government Securities Fund (File Nos.: 811-3327; 2-74959)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 are the following:

     1. One copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended February 28, 2001.

     2. In accordance with subsection (a) of Rule 24f-2, the registration fee of $10,808.14 has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania (wire reference #010425006263).

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,



                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal Operations
                                          Manager
Enclosures